INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P. (Details 1) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Capital withdrawals payable		$ 13,752,350	$ 44,120,763
Direct Investor [Member]
Capital withdrawals payable	[1]	13,267,996	894,583
U.S. Feeder [Member]
Capital withdrawals payable		484,354	1,449,036
Cayman Feeder [Member]
Capital withdrawals payable			$ 41,777,144

[1]	Includes profit share to the General Partner of $12,464,726 and a limited partner redemption of $803,270, totaling $13,267,996 at December 31, 2022. Includes profit share to the General Partner of $894,583 at December 31, 2021.